LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
LONG-TERM INVESTMENTS

10. LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB

Equity method investments (a)	99,551	92,579
Equity securities accounted for under measurement alternative (b)	218,407	209,114
Equity securities with readily determinable fair values (c)	46,576	6,263
Total long-term investments	364,534	307,956

Major investments made by the Company during the years ended December 31, 2023, 2024 and 2025 are summarized as follows:

(a) Equity method investments

The Group’s equity method investments are investments in limited partnership funds as a limited partner and in limited liability companies. In 2023, additional consideration of RMB 30,000 and US$ 1.5 million (equivalent to RMB 10,770) were invested to the funds. As of December 31, 2023, 2024 and 2025, the carrying amount of investments in limited partnership funds are RMB 96,904, RMB 92,412 and RMB 88,039, respectively. Investments in limited liability companies are individually immaterial for the periods presented. The Group recorded losses of RMB 7,276, RMB 5,061 and an income of RMB 3,608 of its proportionate share of equity investee’s earnings or net loss in equity in (loss)/income of affiliates, net of tax for the years ended December 31, 2023, 2024 and 2025, respectively.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

10. LONG-TERM INVESTMENTS (CONTINUED)

(b) Equity securities accounted for under measurement alternative

The investments accounted for under measurement alternative mainly represent the Group’s equity investment over which the Group is not able to exercise significant influence in the form of ordinary shares of the investee and investment in a limited partnership fund as a limited partner with minority interest.

i) Investment in investee A and the “Enlarged A Group”

The Group previously accounted for the investment in the investee A using equity method. In 2021, Yunji disposed of the investment in investee A with a gain and injected the same amount of consideration into the parent holding company of investee A (“the Enlarged A Group”). Since Yunji lost significant influence, the Company recorded the new investment in the Enlarged A Group under alternative measurement.

As of December 31, 2025, the carrying amount of this investment was RMB 192,243. For the year ended December 31, 2025, the Group did not recognize any fair value changes or impairment losses related to this investment, as no observable price changes occurred and no impairment indicators were identified.

ii) Investment in the limited partnership fund

The investment cost in the limited partnership fund was RMB 19,752 as of December 31, 2023. For the years ended December 31, 2024 and 2025, withdrawals from this fund were RMB 2,505 and RMB 2,033, respectively.

iii) Impairment of equity securities accounted for under measurement alternative

As of December 31, 2024 and 2025, there were RMB 9,427 and RMB 9,427 accumulated impairment on these investments, primarily due to business deterioration as a result of macroeconomic changes.

(c) Equity securities with readily determinable fair values

Investment in GXG, Tencent and Meituan

In May 2019, the Group purchased 22,740,000 ordinary shares of a Hong Kong listed Company - GXG (1817. HK) - with a total consideration of US$ 13 million, and recorded its investment in GXG with initial cost of US$ 13 million (equivalent to approximately RMB 89,517).

In February 2021, the Group purchased 106,600 and 55,000 ordinary shares of two Hong Kong listed Company- Meituan (3690. HK) and Tencent (0700. HK) – with a total consideration of HKD$ 77.3 million (equivalent to approximately RMB 65,065).

As of December 31, 2025, the Group formally changed its intention regarding equity securities originally classified as long-term investments, primarily consisting of Tencent and Meituan, and reclassed these investments to short-term investments (Note 4). The intent has shifted from the previous long-term strategic holding to a plan to sell these securities on the open market within the next 12 months.

Based on the market price, the Group re-measured the investments in short-term and long-term at fair value. As of December 31, 2024 and 2025, fair value of the investments in short-term investment were nil and RMB 40,480, respectively, and in long-term investment were RMB 46,576 and RMB 6,263, respectively. The Group recorded the unrealized changes in fair value with a loss of RMB 78,739 and gains of RMB 8,277 and RMB 1,221 in financial (expense)/income, net, in the Consolidation Statements of Comprehensive Loss for years ended December 31, 2023, 2024 and 2025, respectively.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)